ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) (CNY) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2004	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Jun. 14, 2014
State Harvest Holdings Limited [Member]
Share Exchange Transaction Variable Interest Entity Voting Rights Assigned	97.96%
Period Of Operations	20 years
Assets Disposed Of By Methods Other Than Sale In Period Of Disposition		50.00%
State Harvest Holdings Limited [Member] | Criteria One [Member]
Share Exchange Transaction Additional Purchase Price Conditions	If Agritech receives at least US$40,000 in gross proceeds in additional financing as a result (i) of the call of the issued and outstanding public warrants assumed by Agritech at the closing; (ii) Agritech’s successful completion of a follow-on offering; or (iii) a private investment into Agritech by a strategic investor (“Financing Adjustment”), then Agritech will pay an additional US$15,000 to State Harvest Shareholders and their designee
Business Combination Restriction On Control Obtained Description	49%
State Harvest Holdings Limited [Member] | Criteria Two [Member]
Share Exchange Transaction Additional Purchase Price Conditions	If Origin generates net positive cash flow of US$2,000 or more on a consolidated basis (“Earnings Adjustment”), then State Harvest Shareholders and their designee will be entitled to receive 75% of the net positive cash flow up to a maximum of US$7,500 per fiscal year and US$15,000 in the aggregate.
Business Combination Restriction On Control Obtained Description	49%
Beijing Origin Seed Limited [Member]
Variable Interest Entity Revenue Percentage		100.00%	100.00%	96.41%
Variable Interest Entity Total Assets Percentage		97.11%	95.30%
Kunfeng [Member]
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates					12,000